Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities
Net income including noncontrolling interest	$ 5,929	$ 5,453	$ 4,529
Adjustments to reconcile net income including noncontrolling interest to net cash provided by operating activities
Depreciation and amortization	1,915	1,911	1,593
Company pension and postretirement contributions	(180)	(156)	(210)
Company pension and postretirement expense	206	322	426
Stock-based compensation expense	274	262	278
Gain on sale of businesses	0	(389)	(111)
Deferred income taxes	(166)	(165)	(273)
Loss on deconsolidation of Venezuelan subsidiary	0	0	162
Changes in assets and liabilities
Accounts receivable	(122)	165	345
Inventories	(903)	(91)	370
Accounts payable	518	252	(117)
Accrued income taxes (current and long-term)	(244)	132	205
Other — net	227	417	(127)
Net cash provided by (used in) operating activities	7,454	8,113	7,070
Cash Flows from Investing Activities
Purchases of property, plant and equipment (PP&E)	(1,603)	(1,501)	(1,699)
Proceeds from sale of PP&E and other assets	51	128	123
Acquisitions, net of cash acquired	0	(25)	(4,984)
Purchases of marketable securities and investments	(2,202)	(1,579)	(1,635)
Proceeds from maturities and sale of marketable securities and investments	2,406	1,811	1,443
Proceeds from sale of businesses, net of cash sold	0	576	236
Other — net	31	10	72
Net cash provided by (used in) investing activities	(1,317)	(580)	(6,444)
Cash Flows from Financing Activities
Change in short-term debt — net	(2)	(143)	(316)
Repayment of debt (maturities greater than 90 days)	(1,144)	(3,482)	(2,716)
Proceeds from debt (maturities greater than 90 days)	1	1,750	6,281
Purchases of treasury stock	(2,199)	(368)	(1,407)
Proceeds from issuance of treasury stock pursuant to stock option and benefit plans	639	429	547
Dividends paid to shareholders	(3,420)	(3,388)	(3,316)
Other — net	(20)	(98)	(197)
Net cash provided by (used in) financing activities	(6,145)	(5,300)	(1,124)
Effect of exchange rate changes on cash and cash equivalents	(62)	48	(2)
Net increase (decrease) in cash and cash equivalents	(70)	2,281	(500)
Cash and cash equivalents at beginning of year	4,634	2,353	2,853
Cash and cash equivalents at end of period	$ 4,564	$ 4,634	$ 2,353